Net (recoveries) charges related to Ukraine Conflict (Tables)	12 Months Ended
Dec. 31, 2024
Unusual or Infrequent Items, or Both [Abstract]
Schedule of Charges Recognized as a Result of Conflict in Ukraine
Net (recoveries) charges related to Ukraine Conflict consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended 31 December,
	2024	2023	2022
	(U.S. Dollars in millions)
Net (recoveries) write-offs and impairments of flight equipment	$(23)	$(15)	$3,160
Insurance proceeds received	(172)	(1,254)	—
Derecognition of lease-related assets and liabilities	—	—	(237)
Letters of credit receipts and other collections	—	(19)	(257)
Net (recoveries) charges related to Ukraine Conflict	$(195)	$(1,288)	$2,666